UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
  (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
   (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
   (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31,
Date of reporting period: September 30, 2004

ITEM 1.        REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
MUNI FUNDS
GEORGIA PORTFOLIO
PENNSYLVANIA PORTFOLIO

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   SEPTEMBER 30, 2004

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

W H A T ’ S   I N S I D E

Letter from the Chairman	1

Fund at a Glance	5

Fund Expenses	7

Schedules of Investments	9

Statements of Assets and Liabilities	21

Statements of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	25

Notes to Financial Statements	31

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

For the first time in four years, the Federal Reserve Board (“Fed”)[i] pushed short-term interest rates higher during the six months ended September 30, 2004.The Fed raised its target for the closely watched federal funds rateii by 0.25% on three occasions, increasing it from a four-decade low of 1.00% at the end of June to 1.75% in September. Following the end of the fund’s reporting period, at its November meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 2.00%. Higher rates can help slow a potential acceleration of economic growth and thereby help maintain a balance between that growth and the inflation that can generally accompany it.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

PERFORMANCE SNAPSHOT AS OF SEPTEMBER 30, 2004
(excluding sales charges)

6 Months

Class A Shares—Georgia Portfolio	1.37%

Lehman Brothers Municipal Bond Index	1.43%

Lipper Georgia Municipal Debt Funds Category Average	0.85%

Class A Shares—Pennsylvania Portfolio	0.98%

Lehman Brothers Municipal Bond Index	1.43%

Lipper Pennsylvania Municipal Debt Funds Category Average	0.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Georgia Portfolio: Excluding sales charges, Class B shares returned 1.00% and Class C shares returned 1.05% over the six months ended September 30, 2004. As of September 30, 2004 there were no outstanding Class Y shares.

Pennsylvania Portfolio: Excluding sales charges, Class B shares returned 0.63% and Class C shares returned 0.60% over the six months ended September 30, 2004. As of September 30, 2004 there were no outstanding Class Y shares.

1 Smith Barney Muni Funds | 2004 Semi-Annual Report

Although inflation picked up earlier this year, recently reported figures were benign.The U.S. economy grew at a more moderate rate during the second quarter versus the first, according to data released in Septemberiii, albeit at a significantly stronger pace than the second quarter of last year. Following robust results in the early spring, labor market growth tapered off, picked up in the late summer and held steady through the end of the period.iv

While rising interest rates are generally troublesome for longer-term fixed income securities, because bond prices decline as rates are expected to rise, rising rates result in higher levels of income on new bonds issued in the future. Municipal bonds returned -2.37%v in the second quarter amid expectations that the Fed was positioning to push rates higher. Given that bond prices had already factored in rate hikes to a significant extent during the second quarter, and coupling this with investors’ reaction to tepid economic growth and lack of inflationary pressures, bond prices bounced back in the third quarter.Yieldsvi correspondingly dropped to levels virtually in line with those when the period began, and municipal bonds finished the period in modestly positive territory on a total return basis, which includes reinvested dividend income.v

On a local level, the Lehman Brothers Georgia Municipal Bond Indexvii and the Lehman Brothers Pennsylvania Municipal Bond Indexviii returned 1.29% and 1.34% over the six months ending September 30, 2004, respectively. The broader-based Lehman Brothers Municipal Bond Index returned 1.43%.v

Given the portfolio manager’s view prior to the period that interest rates were poised to rise, and that recent figures could potentially understate actual inflation, the funds assumed a defensive posture in terms of their overall duration, or price sensitivity to interest rate movements.This low-duration approach to managing interest rate risk limited the funds’ ability to completely participate in upside market movements during intervals when bond prices rose, such as during the third quarter, when municipal bonds collectively returned 3.89%.v However, the funds benefited from this approach in absolute terms when bond prices dropped, particularly in the spring. In the recent market environment, the portfolio manager believes his defensive approach to reducing potential volatility was more prudent than a longer-duration strategy.

Within this environment, the funds performed as follows:

Georgia Portfolio

For the six months ended September 30, 2004, Class A shares of the Smith Barney Muni Funds—Georgia Portfolio, excluding sales charges, returned 1.37%. In comparison, the broad-based Lehman Brothers Municipal Bond Index returned 1.43% for the same period.They outperformed the fund’s Lipper Georgia municipal debt funds category average1, which was 0.85%.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2004, calculated among the 29 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2 Smith Barney Muni Funds | 2004 Semi-Annual Report

Pennsylvania Portfolio

For the six months ended September 30, 2004, Class A shares of the Smith Barney Muni Funds—Pennsylvania Portfolio, excluding sales charges, returned 0.98%.These shares underperformed the broad-based Lehman Brothers Municipal Bond Index returned 1.43% for the same period. In comparison, the fund’s Lipper Pennsylvania municipal debt funds category average2, was 0.86%.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Special Shareholder Notice

Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators.The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff.Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

2	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2004, calculated among the 61 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

3 Smith Barney Muni Funds | 2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 10, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund’s losses from events affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	Source: Commerce Department (Bureau of Economic Analysis). Refers to quarterly growth of Gross Domestic Product ("GDP"). Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iv	Source: Bureau of Labor Statistics.

v	Source: Based upon the performance of the Lehman Brothers Municipal Bond Index over the referenced period, which is a broad measure of the municipal bond market with maturities of at least one year.

vi	Yields are based upon data reflecting average yields of a universe of municipal bonds over the stated period derived via data on Bloomberg L.P.

vii	Source: Based upon the performance of the Lehman Brothers Georgia Municipal Bond Index over the referenced period, which is a broad measure of the Georgia municipal bond market with maturities of at least one year.

viii	Source: Based upon the performance of the Lehman Brothers Pennsylvania Municipal Bond Index over the referenced period, which is a broad measure of the Pennsylvania municipal bond market with maturities of at least one year.

4 Smith Barney Muni Funds | 2004 Semi-Annual Report

Georgia Portfolio
Fund at a Glance (unaudited)

Investment Breakdown†

March 31, 2004

September 30, 2004

† As a percentage of total investments. Please note that Fund holdings are subject to change.

5 Smith Barney Muni Funds | 2004 Semi-Annual Report

Pennsylvania Portfolio
Fund at a Glance (unaudited)

Investment Breakdown†

March 31, 2004

September 30, 2004

† As a percentage of total investments. Please note that Fund holdings are subject to change.

6 Smith Barney Muni Funds | 2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratios	the Period(3)

Georgia Portfolio Class A	1.37%	$1,000.00	$1,013.70	0.75%	$3.79

Georgia Portfolio Class B	1.00	1,000.00	1,010.00	1.31	6.60

Georgia Portfolio Class C(4)	1.05	1,000.00	1,010.50	1.34	6.75

Pennsylvania Portfolio Class A	0.98	1,000.00	1,009.80	0.71	3.58

Pennsylvania Portfolio Class B	0.63	1,000.00	1,006.30	1.26	6.34

Pennsylvania Portfolio Class C(4)	0.60	1,000.00	1,006.00	1.30	6.54

(1)	For the six months ended September 30, 2004.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	On April 29, 2004, Class L shares were renamed as Class C shares.

7 Smith Barney Muni Funds | 2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratios	the Period(2)

Georgia Portfolio Class A	5.00%	$1,000.00	$1,021.31	0.75%	$3.80

Georgia Portfolio Class B	5.00	1,000.00	1,018.50	1.31	6.63

Georgia Portfolio Class C(3)	5.00	1,000.00	1,018.35	1.34	6.78

Pennsylvania Portfolio Class A	5.00	1,000.00	1,021.51	0.71	3.60

Pennsylvania Portfolio Class B	5.00	1,000.00	1,018.75	1.26	6.38

Pennsylvania Portfolio Class C(3)	5.00	1,000.00	1,018.55	1.30	6.58

(1)	For the six months ended September 30, 2004.

(2)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)	On April 29, 2004, Class L shares were renamed as Class C shares.

8 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited)	September 30, 2004

GEORGIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Education — 18.7%
$1,000,000	A	Atlanta Development Authority Student Housing Revenue,
		(ADA/CAU Partners Inc.), Series A, ACA-Insured,
		6.250% due 7/1/24	$1,092,220
		Private Colleges & Universities Authority Revenue:
		Emory University Project, Series A:
1,000,000	AA	5.500% due 11/1/24	1,090,250
2,000,000	AA	5.500% due 11/1/31 (b)	2,138,520
2,000,000	BBB	Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31(b)	2,070,000
500,000	Baa1*	Mercer University Project, 5.750% due 10/1/21	540,370
		Savannah EDA:
1,000,000	NR	College of Arts & Design Inc. Project, (Call 10/1/09 @ 102),
		6.800% due 10/1/19 (b)(c)	1,191,580
1,000,000	A	Student Housing Revenue, (University Funding Foundation Project),
		Series A, ACA-Insured, 6.750% due 11/15/20	1,104,780
1,000,000	A	University of the Virgin Islands, Refunding & Improvement, Series A,
		ACA-Insured, 6.000% due 12/1/24	1,093,370

			10,321,090

Finance — 0.9%
500,000	NR	Virgin Islands PFA Revenue, Series E, 6.000% due 10/1/22	515,400

General Obligation — 9.2%
1,500,000	NR	Georgia State, RITES, Series B, 9.739% due 4/1/09 (b)(d)	1,974,090
1,000,000	AAA	Georgia State, Series B, 5.750% due 8/1/17 (b)	1,205,460
500,000	AA	Jefferson, 5.900% due 2/1/25	561,940
1,000,000	AAA	Puerto Rico Commonwealth, RITES, XLCA-Insured,
		8.909% due 7/1/17 (b)(d)	1,338,500

			5,079,990

Hospitals — 14.1%
1,000,000	A-	Chatham County Hospital Authority Revenue, Memorial Health
		Medical Center, Series A, 6.125% due 1/1/24	1,083,900
515,000	AAA	Clarke County Hospital Authority Revenue, MBIA-Insured,
		9.875% due 1/1/06 (e)	543,825
		Cobb County Kennestone Hospital Authority Revenue:
275,000	Aaa*	9.500% due 2/1/08 (e)	310,767
590,000	AAA	Series 86A, MBIA-Insured, 7.750% due 2/1/07 (e)	625,618
990,000	AAA	Columbus Medical Center Hospital Authority Revenue,
		Certificate of Anticipation, 7.750% due 7/1/10 (b)(e)(f)	1,151,380
1,000,000	Aaa*	Newton County Hospital Authority Revenue, (Newton Health
		System Project), AMBAC-Insured, 6.100% due 2/1/24 (b)	1,131,430
		Puerto Rico Industrial, Tourist, Educational, Medical &
		Environmental Control Facilities, Series A:
1,000,000	BBB-	Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,010,440
300,000	B+	San Lucas & Cristo Project, 5.750% due 6/1/19	250,020

See Notes to Financial Statements.

9 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

GEORGIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Hospitals — 14.1% (continued)
$340,000	AAA	Tri-City Hospital Authority Revenue, Certificate of Anticipation,
		South Fulton Hospital, FGIC-Insured, 10.250% due 7/1/06 (e)(f)	$373,293
1,175,000	Aaa*	Ware County Hospital Authority Revenue, Certificate of
		Anticipation, MBIA-Insured, 5.500% due 3/1/21(b)	1,282,137

			7,762,810

Housing: Multi-Family — 13.8%
500,000	AAA	Acworth Housing Authority Revenue, (Wingate Falls Apartments
		Project), FSA-Insured, 6.125% due 3/1/17 (g)	524,595
1,045,000	NR	Atlanta Urban Residential Finance Authority, MFH Revenue,
		Park Place Apartments, Series A, 6.750% due 3/1/31	830,033
		Clayton County Hospital Authority MFH Revenue, Series A:
1,260,000	Aaa*	Southlake Cove Project, GNMA-Collateralized,
		5.600% due 12/20/24 (b)	1,363,484
1,480,000	Aaa*	Vineyard Pointe Apartments Project, GNMA-Collateralized,
		5.500% due 10/20/32 (b)	1,552,120
1,000,000	Aa2*	De Kalb County Housing Authority, MFH Revenue, Friendly Hills
		Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (g)	1,092,710
1,000,000	AAA	Fulton County Housing Authority, MFH Revenue, (Concorde
		Place Apartment Project), Series A, (Call 7/1/08 @ 100),
		6.300% due 7/1/16 (b)(c)(g)	1,138,240
1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, (Knollwood
		Park Apartments Project), FNMA-Collateralized,
		6.250% due 12/1/29 (g)	1,106,390

			7,607,572

Housing: Single-Family — 0.9%
20,000	AAA	Fulton County Housing Authority, Single-Family Mortgage Revenue,
		Series A, GNMA-Collateralized, 6.600% due 3/1/28 (g)	20,482
300,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family
		Mortgage Revenue, Affordable Housing Mortgage, Portfolio I,
		FHLMC/FNMA/GNMA-Collateralized, 6.250% due 3/1/16 (g)	307,935
160,000	AAA	Virgin Islands HFA Authority, Single-Family Mortgage Revenue,
		Series A, GNMA-Collateralized, 6.450% due 3/1/16 (g)	164,006

			492,423

Life Care — 1.4%
660,000	BBB*	Fulton County Residential Care Facilities,
		(Canterbury Court Project), 6.300% due 10/1/24	781,407

Miscellaneous — 7.1%
1,000,000	Aaa*	Albany-Dougherty Inner City Authority, COP, (Public Purpose
		Project), AMBAC-Insured, 5.625% due 1/1/16	1,114,530
1,000,000	AAA	Association County Commissioners of Georgia Leasing Program,
		COP, (Rockdale County Public Purpose Project),
		AMBAC-Insured, 5.625% due 7/1/20	1,114,990

See Notes to Financial Statements.

10 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

GEORGIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Miscellaneous — 7.1% (continued)
$1,000,000	NR	Fulton County Facilities Corp., COP, (Fulton County Public
		Purpose Project), AMBAC-Insured, 5.500% due 11/1/18	$1,118,370
500,000	BBB+	Puerto Rico Housing Bank & Finance Agency,
		7.500% due 12/1/06	534,255

			3,882,145

Pollution Control — 9.7%
1,000,000	Ba3*	Effingham County IDA, PCR, (Georgia-Pacific Project),
		6.500% due 6/1/31	1,035,190
500,000	A	Monroe County Development Authority, PCR, (Oglethorpe
		Power Co. Scherer Project), Series A,
		6.800% due 1/1/12	603,960
2,000,000	BBB	Richmond County Development Authority, Environmental
		Improvement Revenue, (International Paper Co. Project),
		Series A, 6.250% due 2/1/25 (b)(g)	2,096,460
1,000,000	NR	Rockdale County Development Authority, Solid Waste Disposal
		Revenue, (Visy Paper Inc. Project), 7.500% due 1/1/26 (g)	1,034,790
500,000	Baa2*	Savannah EDA, PCR, (Union Camp Corp. Project),
		6.150% due 3/1/17	555,100

			5,325,500

Public Facilities — 4.1%
250,000	AAA	Butts County COP, MBIA-Insured, (Pre-Refunded — Escrowed with
		state and local government securities to 12/1/04, Call @ 102),
		6.750% due 12/1/14	257,155
1,000,000	AAA	Cobb-Marietta Counties Coliseum & Exhibit Hall Authority
		Revenue, MBIA-Insured, 5.625% due 10/1/26 (b)	1,134,670
2,000,000	AAA	East Point Building Authority Revenue, FSA-Insured,
		zero coupon due 2/1/20	879,380

			2,271,205

Transportation — 2.9%
1,000,000	AAA	Atlanta Airport Revenue, Series A, FGIC-Insured,
`		(Call 1/1/10 @ 101), 5.500% due 1/1/26 (b)(c)	1,137,220
250,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue,
		Series P, AMBAC-Insured, 6.250% due 7/1/20	313,867
200,000	CCC	Puerto Rico Port Authority Revenue, Special Facilities
		American Airlines, Series A, 6.250% due 6/1/26 (g)	126,304

			1,577,391

Utilities — 1.3%
500,000	AAA	Georgia Municipal Electric Authority, Power Revenue,
		Series EE, AMBAC-Insured, 7.250% due 1/1/24	679,650

See Notes to Financial Statements.

11 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

GEORGIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Water & Sewer — 13.1%
		Atlanta Water & Wastewater Revenue, Series A:
$1,000,000	AAA	FGIC-Insured, 5.500% due 11/1/19 (b)	$1,173,510
1,000,000	AAA	MBIA-Insured, 5.500% due 11/1/27 (b)	1,139,470
500,000	A+	Cartersville Development Authority Revenue, Sewer
		Facilities, Anheuser Busch, 6.125% due 5/1/27 (g)	520,255
500,000	AA	Clayton County Water & Sewer Revenue, 5.625% due 5/1/20	559,925
		Columbia County Water & Sewer Revenue:
1,000,000	AAA	FGIC-Insured, 5.500% due 6/1/25	1,077,820
185,000	AAA	MBIA-Insured, 9.750% due 12/1/08 (e)	212,230
		Fulton County Water & Sewer Revenue, FGIC-Insured:
10,000	AAA	6.375% due 1/1/14	11,872
290,000	AAA	6.375% due 1/1/14 (e)(f)	344,920
500,000	AAA	Milledgeville Water & Sewer Revenue, FSA-Insured,
		6.000% due 12/1/21	606,470
380,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority
		Revenue, 10.250% due 7/1/09 (e)	460,245
1,000,000	AAA	Rockdale County Water & Sewer Authority Revenue, Series A,
		MBIA-Insured, 5.500% due 7/1/25	1,079,310

			7,186,027

	TOTAL INVESTMENTS — 97.2% (Cost — $48,870,257**)		53,482,610
	Other Assets in Excess of Liabilities — 2.8%		1,564,880

	TOTAL NET ASSETS — 100.0%		$55,047,490

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)	Variable interest rate – subject to periodic change.

(e)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)	All or a portion of this security is held as collateral for open futures contracts.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 18 through 20 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

12 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

PENNSYLVANIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Education — 21.7%
$905,000	AAA	Conneaut School District, AMBAC-Insured,
		9.500% due 5/1/12 (b)(c)	$1,120,987
1,000,000	BBB-	Delaware County Authority, College Revenue, Neuman College,
		6.000% due 10/1/31	1,042,800
1,000,000	AAA	Greater Johnstown School District, Series B, MBIA-Insured,
		5.500% due 8/1/18 (d)	1,106,370
1,655,000	AAA	Greensburg Salem School District, FGIC-Insured,
		5.375% due 9/15/18 (d)	1,829,884
		Lycoming County Authority, College Revenue, Pennsylvania
		College of Technology, AMBAC-Insured:
1,000,000	Aaa*	5.125% due 5/1/22	1,055,450
1,000,000	Aaa*	5.375% due 7/1/30	1,044,300
1,000,000	Aaa*	5.250% due 5/1/32	1,036,600
295,000	NR	Pennsylvania HFA, 7.750% due 12/1/07 (b)	321,423
		Pennsylvania State Higher Education Facilities Authority Revenue:
1,000,000	AAA	Clarion University Foundation Inc., Series A, XLCA-Insured,
		5.250% due 7/1/18	1,097,550
1,000,000	A	Drexel University, 6.000% due 5/1/29	1,077,150
1,000,000	AAA	Philadelphia School District, Series A, FSA-Insured,
		5.500% due 2/1/31 (d)	1,145,520
1,000,000	AAA	Plum Boro School District, FGIC-Insured, 5.250% due 9/15/30	1,035,230
1,000,000	AAA	State Public School Building Authority, School Revenue,
		(Daniel Bonne School District Project), MBIA-Insured,
		5.000% due 4/1/22	1,052,250
2,210,000	AA+	Swarthmore Boro Authority, College Revenue, 5.250% due 9/15/20 (d)	2,405,784

			16,371,298

Finance — 1.5%
1,000,000	BBB	Virgin Islands PFA Revenue, Gross Receipts
		Taxes, Series A, 6.500% due 10/1/24	1,124,510

General Obligation — 9.5%
1,000,000	AAA	Allegheny County GO, Series C-52, FGIC-Insured,
		5.250% due 11/1/21	1,066,820
1,000,000	AAA	Armstrong County GO, MBIA-Insured, 5.400% due 6/1/31	1,047,690
1,000,000	AAA	Dauphin County GO, Second Series, AMBAC-Insured,
		5.125% due 11/15/22	1,049,340
1,000,000	Aaa*	Luzerne County GO, Series A, MBIA-Insured, 5.250% due 11/15/18	1,096,370
1,000,000	AA	Pennsylvania State GO, First Series, 5.250% due 2/1/19	1,092,540
1,660,000	AAA	Pittsburgh County GO, Series A, AMBAC-Insured,
		5.250% due 9/1/22 (d)	1,757,973
95,000	AAA	York GO, AMBAC-Insured, 8.875% due 6/1/06 (b)	102,351

			7,213,084

See Notes to Financial Statements.

13 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

PENNSYLVANIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Hospitals — 13.1%
		Allegheny County Hospital Development Authority Revenue:
$500,000	AAA	General Hospital Project, Series A, MBIA-Insured,
		(Call 9/1/07 @ 100), 6.250% due 9/1/20 (c)(e)	$558,780
300,000	NR	Montefiore Hospital Association, Western Pennsylvania,
		6.875% due 7/1/09 (b)	333,492
85,000	AAA	Berks County Municipal Authority, Hospital Revenue, Community
		General Hospital, AMBAC-Insured, 9.500% due 7/1/05 (b)	89,896
1,465,000	AAA	Cambria County Hospital Development Authority, Hospital Revenue,
		Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (b)(d)	1,710,578
1,255,000	AAA	Grove City Area Hospital Authority Revenue, (Woodland Place
		Project), FGIC-Insured, 5.500% due 3/1/25 (d)	1,344,670
1,000,000	BBB	Hazleton Health Services Authority, Hospital Revenue,
		St. Joseph’s Medical Center, 6.200% due 7/1/26	900,920
1,000,000	A	Horizon Hospital System Authority, Hospital Revenue,
		Horizon Hospital Systems Inc., 6.350% due 5/15/26	1,055,670
1,000,000	AA	Mifflin County Hospital Authority Revenue,
		Radian-Insured, 6.200% due 7/1/30	1,096,790
1,000,000	A	Pennsylvania State Higher Education Facilities Authority Revenue,
		UPMC Health Systems, Series A, 6.000% due 1/15/31	1,062,170
65,000	Aaa*	Philadelphia Hospital Authority Revenue, (United Hospital Inc. Project),
		(Call 7/1/05 @ 100), 10.875% due 7/1/08 (e)	69,397
525,000	AA	Potter County Hospital Authority Revenue, Charles Cole
		Memorial Hospital, Radian-Insured, 6.050% due 8/1/24	556,143
1,075,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical &
		Environmental Control Facilities, (Ryder Memorial
		Hospital Project), Series A, 6.700% due 5/1/24	1,086,223

			9,864,729

Housing: Single-Family — 3.9%
		Allegheny County, Residential Finance Authority, Mortgage Revenue,
		Single-Family Mortgage, GNMA-Collateralized:
665,000	Aaa*	Series FF-2, 6.000% due 11/1/31(f)	690,263
780,000	Aaa*	Series II-2, 5.900% due 11/1/32 (f)	806,855
		Series Z:
730,000	Aaa*	6.875% due 5/1/26 (f)	745,476
325,000	Aaa*	Zero coupon due 5/1/27 (f)	61,272
610,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage
		Revenue, Affordable Housing Mortgage, Portfolio I,
		FHLMC/FNMA/GNMA-Collateralized, 6.250% due 4/1/29 (f)	626,135

			2,930,001

See Notes to Financial Statements.

14 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

PENNSYLVANIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Industrial Development — 10.0%
$1,000,000	BBB+	Allegheny County IDA Revenue, Environmental Improvement,
		USX Corp., Series A, 6.700% due 12/1/20	$1,026,080
1,000,000	BBB	Bradford County IDA, Solid Waste Disposal Revenue,
		(International Paper Co.), Series A, 6.600% due 3/1/19 (f)	1,032,320
1,000,000	BBB	Erie County IDA, Environmental Improvement Revenue,
		(International Paper Co. Project), Series A, 7.625% due 11/1/18 (f )	1,024,020
1,650,000	NR	Lancaster County IDA Revenue, (Garden Spot Village Project),
		Series A, 7.625% due 5/1/31 (d)	1,748,637
1,000,000	AA	Northampton County IDA Revenue, (Moravian Hall Square Project),
		Radian-Insured, 5.500% due 7/1/19	1,085,960
500,000	AAA	Philadelphia Authority for IDR, Series B, AMBAC-Insured,
		5.250% due 7/1/31	520,520
1,000,000	AAA	Philadelphia Authority for Industrial Development Lease Revenue,
		Series B, FSA-Insured, 5.500% due 10/1/19	1,113,120

			7,550,657

Life Care — 3.4%
1,260,000	AA	Erie County Hospital Authority Health Facilities Revenue,
		(St. Mary’s Home Project), Radian-Insured,
		6.000% due 8/15/23 (d)	1,378,402
1,100,000	A-	Lancaster County Hospital Authority Revenue, (Willow Valley
		Retirement Project), 5.875% due 6/1/31	1,134,529
500,000	NR	Montgomery County Higher Education & Health Authority
		Revenue, Temple Continuing Care Center,
		6.750% due 7/1/29 (h)	80,000

			2,592,931

Miscellaneous — 11.4%
500,000	A-‡	Allegheny County Redevelopment Authority, Tax Increment Revenue,
		(Waterfront Project), Series A, 6.300% due 12/15/18	557,970
1,500,000	NR	Dauphin County General Authority, Office & Package Riverfront Office,
		6.000% due 1/1/25 (d)	1,334,325
1,000,000	AAA	Delaware Valley Regional Finance Authority, Local Government
		Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28	1,126,240
1,300,000	NR	Harrisburg Redevelopment Authority, First Mortgage-Office
		Building, 6.750% due 5/15/25 (d)	1,325,337
1,560,000	NR	New Morgan Municipal Authority Office Revenue,
		(Commonwealth Office Project), Series A, 6.500% due 6/1/25 (d)	1,603,852
2,000,000	AAA	Philadelphia Municipal Authority Revenue, Series B, FSA-Insured,
		5.250% due 11/15/17 (d)	2,197,240
600,000	B+	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
		Control Facilities, (San Lucas & Cristo Project), Series A,
		5.750% due 6/1/19	500,040

			8,645,004

See Notes to Financial Statements.

15 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

PENNSYLVANIA PORTFOLIO

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Pollution Control — 4.9%
$1,000,000	BBB	Delaware County IDA, Resource Recovery Facility Revenue,
		Series A, 6.200% due 7/1/19	$1,040,140
1,000,000	AAA	Harrisburg Authority, Resource Recovery Facility Revenue,
		Series A, FSA-Insured, 5.500% due 9/1/25 (d)	1,139,570
1,000,000	BB-	New Morgan IDA, Solid Waste Disposal Revenue, (New Morgan
		Landfill Co., Inc. Project), 6.500% due 4/1/19 (f)	998,130
500,000	BBB-	Pennsylvania Economic Development Financing Authority, Resource
		Recovery Revenue, (Colver Project), Series D,
		7.150% due 12/1/18 (f)	513,720

			3,691,560

Special Obligation — 1.2%
215,000	Aaa*	Hopewell Township, Special Obligation, 10.600% due 5/1/13 (b)	266,632
555,000	AA	Westmoreland County Municipal Authority, Special Obligation,
		9.125% due 7/1/10 (b)	635,225

			901,857

Transportation — 11.2%
1,000,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue,
		5.250% due 7/1/18	1,092,130
3,375,000	AAA	Delaware River Port Authority Pennsylvania & New Jersey, RITES,
		FSA-Insured, 9.07%, due 1/1/20 (d)(i)	4,186,575
		Pennsylvania State Turnpike Commission, AMBAC-Insured:
1,500,000	AAA	5.000% due 7/15/21 (d)	1,583,190
1,500,000	AAA	5.500% due 7/15/32 (d)	1,618,755

			8,480,650

Water & Sewer — 5.8%
1,750,000	AAA	Allegheny County Sanitation Authority, Sewer Revenue,
		MBIA-Insured, 5.375% due 12/1/17 (d)	1,947,348
595,000	AAA	Bristol Township Authority, Sewer Revenue, MBIA-Insured,
		10.125% due 4/1/09 (b)	710,680
125,000	AAA	Coatesville Water Guaranteed Revenue,
		6.250% due 10/15/13 (b)	142,498
1,000,000	Aaa*	Erie Sewer Authority, Sewer Revenue, MBIA-Insured,
		(Call 6/1/10 @ 100), 6.000% due 6/1/21 (d)(e)	1,160,020
205,000	AAA	West Chester Sewer Revenue, 9.750% due 5/1/07(b)	229,219
135,000	Aaa*	Westmoreland County Municipal Authority, Water Revenue,
		8.625% due 7/1/10 (e)	160,145

			4,349,910

	TOTAL INVESTMENTS — 97.6% (Cost — $70,196,891**)		73,716,191
	Other Assets in Excess of Liabilities — 2.4%		1,815,684

	TOTAL NET ASSETS — 100.0%		$75,531,875

See Notes to Financial Statements.

16 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	September 30, 2004

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody’s Investors Service and those identified by a double dagger (‡), are rated by Fitch Ratings.

(b)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(c)	All or a portion of this security is held as collateral for open futures contracts).

(d)	A portion of this security is segregated for open futures contracts.

(e)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(g)	Non-income producing security.

(h)	Security is currently in default.

(i)	Variable interest rate – subject to periodic change.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 18 through 20 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

17 Smith Barney Muni Funds | 2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B	—	Bonds rated “BB,” “B” and “CCC” are regarded, on balance, as predominantly specula-
and CCC		tive with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.“BB” indicates the lowest degree of speculation than
“B,” and “CCC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “B”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality.They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards.Together with the “Aaa”
group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa”
securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristi-
cally unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

B	—	Bonds rates “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

18 Smith Barney Muni Funds | 2004 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings (“Fitch”) — Rating may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

A	—	Bonds rated “A” are considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay prin-
cipal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable rate demand obligation
(VRDO) rating indicating that the degree of safely regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety char-
acteristics are denoted with a (+) sign.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the
VMIG 1 rating.

VMIG 1	—	Moody’s highest rating for issues having demand feature — VRDO.

19 Smith Barney Muni Funds | 2004 Semi-Annual Report

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area	INFLOS	—	Inverse Floaters
		Governments	ISD	—	Independent School District
ACA	—	American Capital Assurance	ISO	—	Independent System Operator
AIG	—	American International Guaranty	LOC	—	Letter of Credit
AMBAC	—	Ambac Assurance Corporation	MBIA	—	Municipal Bond Investors
AMT	—	Alternative Minimum Tax			Assurance Corporation
BAN	—	Bond Anticipation Notes	MERLOT	—	Municipal Bond Investors
BIG	—	Bond Investors Guaranty			Assurance Corporation
CDA	—	Community Development	MFH	—	Multi-Family Housing
		Authority	MSTC	—	Municipal Securities Trust
CGIC	—	Capital Guaranty Insurance			Certificates
		Company	MVRICS	—	Municipal Variable Rate Inverse
CHFCLI	—	California Health Facility			Coupon Security
		Construction Loan Insurance	PART	—	Partnership Structure
CONNIE	—	College Construction Loan	PCFA	—	Pollution Control Finance
LEE		Insurance Association			Authority
COP	—	Certificate of Participation	PCR	—	Pollution Control Revenue
CSD	—	Central School District	PFA	—	Public Finance Authority
CTFS	—	Certificates	PSFG	—	Permanent School Fund
DFA	—	Development Finance Agency			Guaranty
EDA	—	Economic Development Authority	Q-SBLF	—	Qualified School Bond
EFA	—	Educational Facilities Authority			Loan Fund
ETM	—	Escrowed to Maturity	Radian	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance	RAN	—	Revenue Anticipation Notes
		Company	RAW	—	Revenue Anticipation Warrants
FHA	—	Federal Housing Administration	RDA	—	Redevelopment Agency
FHLMC	—	Federal Home Loan Mortgage	RIBS	—	Residual Interest Bonds
		Corporation	RITES	—	Residual Interest Tax-Exempt
FLAIRS	—	Floating Adjustable Interest Rate			Securities
		Securities	SPA	—	Standby Bond Purchase
FNMA	—	Federal National Mortgage			Agreement
		Association	SFH	—	Single Family Housing
FRTC	—	Floating Rate Trust Certificates	SWAP	—	Swap Structure
FSA	—	Financial Security Assurance	SYCC	—	Structured Yield Curve Certificate
GIC	—	Guaranteed Investment Contract	TAN	—	Tax Anticipation Notes
GNMA	—	Government National Mortgage	TCRS	—	Transferrable Custodial Receipts
		Association	TECP	—	Tax-Exempt Commercial Paper
GO	—	General Obligation	TOB	—	Tender Option Bonds
HDC	—	Housing Development	TRAN	—	Tax and Revenue Anticipation
		Corporation			Notes
HEFA	—	Health & Educational Facilities	UFSD	—	Unified Free School District
		Authority	UHSD	—	Unified High School District
HFA	—	Housing Finance Authority	USD	—	Unified School District
IBC	—	Insured Bond Certificates	VA	—	Veterans Administration
IDA	—	Industrial Development Authority	VRDD	—	Variable Rate Daily Demand
IDB	—	Industrial Development Board	VRDO	—	Variable Rate Demand Obligation
IDR	—	Industrial Development Revenue	VRWE	—	Variable Rate Wednesday Demand
IFA	—	Infastructure Finance Agency	XLCA	—	XL Capital Assurance

* Abbreviations may or may not appear in the schedule of investments.

20 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	September 30, 2004

	Georgia	Pennsylvania
	Portfolio	Portfolio

ASSETS:
Investments, at value (Cost — $48,870,257 and
$70,196,891, respectively)	$53,482,610	$73,716,191
Cash	622,787	165,317
Interest receivable	946,732	1,231,122
Receivable for securities sold	—	408,000
Receivable from broker-variation margin	69,063	101,563
Receivable for Fund shares sold	200	5,007
Prepaid expenses	7,468	2,286

Total Assets	55,128,860	75,629,486

LIABILITIES:
Management fees payable	20,029	28,165
Payable for Fund shares reacquired	8,419	500
Distribution plan fees payable	6,692	12,616
Deferred compensation payable	5,012	4,754
Accrued expenses	41,218	51,576

Total Liabilities	81,370	97,611

Total Net Assets	$55,047,490	$75,531,875

NET ASSETS:
Par value of shares of beneficial interest
($0.001 par value, unlimited shares authorized)	$4,248	$5,882
Capital paid in excess of par value	54,450,689	76,611,745
Undistributed net investment income	56,233	34,014
Accumulated net realized loss from investment transactions
and futures contracts	(3,621,814)	(3,971,098)
Net unrealized appreciation of investments and futures contracts	4,158,134	2,851,332

Total Net Assets	$55,047,490	$75,531,875

Shares Outstanding:
Class A	2,896,755	2,627,122

Class B	698,867	2,278,356

Class C	652,798	976,261

Net Asset Value:
Class A (and redemption price)	$12.97	$12.87

Class B*	$12.93	$12.82

Class C*	$12.92	$12.81

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$13.51	$13.41

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

21 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended September 30, 2004
	Georgia	Pennsylvania
	Portfolio	Portfolio

INVESTMENT INCOME:
Interest	$1,567,214	$2,159,122

EXPENSES:
Management fees (Note 2)	128,326	177,868
Distribution plan fees (Notes 2 and 4)	90,814	170,951
Audit and legal	11,934	11,481
Shareholder communications (Note 4)	11,282	15,544
Custody	10,830	12,213
Transfer agency services (Notes 2 and 4)	8,775	15,242
Registration fees	5,457	1,980
Trustees’ fees	351	406
Other	3,702	3,993

Total Expenses	271,471	409,678
Less: Management fee waiver and expense reimbursement
(Notes 2 and 8)	(4,889)	(7,308)

Net Expenses	266,582	402,370

Net Investment Income	1,300,632	1,756,752

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 and 3):
Realized Loss From:
Investment transactions	39,765	(510,812)
Futures contracts	(125,519)	(183,485)

Net Realized Loss	(85,754)	(694,297)

Net Decrease in Unrealized Appreciation of
Investments and Futures Contracts	(558,263)	(490,607)

Net Loss on Investments and Futures Contracts	(644,017)	(1,184,904)

Increase in Net Assets From Operations	$656,615	$571,848

See Notes to Financial Statements.

22 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2004 (unaudited)
and the Year Ended March 31, 2004

Georgia Portfolio	September 30	March 31

OPERATIONS:
Net investment income	$1,300,632	$2,872,716
Net realized loss	(85,754)	(1,142,119)
Net increase (decrease) in unrealized appreciation	(558,263)	630,120

Increase in Net Assets From Operations	656,615	2,360,717

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 5):
Net investment income	(1,275,462)	(2,879,111)

Decrease in Net Assets From
Distributions to Shareholders	(1,275,462)	(2,879,111)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	1,751,690	9,352,338
Net asset value of shares issued for reinvestment of distributions	498,843	1,145,305
Cost of shares reacquired	(7,712,284)	(11,730,255)

Decrease in Net Assets From
Fund Share Transactions	(5,461,751)	(1,232,612)

Decrease in Net Assets	(6,080,598)	(1,751,006)
NET ASSETS:
Beginning of period	61,128,088	62,879,094

End of period*	$55,047,490	$61,128,088

* Includes undistributed net investment income of:	$56,233	$31,063

See Notes to Financial Statements.

23 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended September 30, 2004 (unaudited)
and the Year Ended March 31, 2004

Pennsylvania Portfolio	September 30	March 31

OPERATIONS:
Net investment income	$1,756,752	$3,847,400
Net realized loss	(694,297)	(971,351)
Net increase (decrease) in unrealized appreciation	(490,607)	189,503

Increase in Net Assets From Operations	571,848	3,065,552

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 5):
Net investment income	(1,732,315)	(3,843,880)
In excess of net investment income	—	(86,608)

Decrease in Net Assets From
Distributions to Shareholders	(1,732,315)	(3,930,488)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,706,176	20,326,781
Net asset value of shares issued for reinvestment of distributions	879,818	2,124,868
Cost of shares reacquired	(12,514,915)	(23,303,128)

Decrease in Net Assets From
Fund Share Transactions	(7,928,921)	(851,479)

Decrease in Net Assets	(9,089,388)	(1,716,415)
NET ASSETS:
Beginning of period	84,621,263	86,337,678

End of period*	$75,531,875	$84,621,263

* Includes undistributed net investment income of:	$34,014	$9,577

See Notes to Financial Statements.

24 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class A Shares

Georgia Portfolio(1)	2004(2)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$13.10		$13.22	$12.79	$13.08	$12.40	$13.43

Income (Loss) From Operations:
Net investment income	0.31		0.63	0.66	0.65 (3)	0.64	0.65
Net realized and unrealized
gain (loss)	(0.13)		(0.12)	0.42	(0.29) (3)	0.69	(1.06)

Total Income (Loss) From Operations	0.18		0.51	1.08	0.36	1.33	(0.41)

Less Distributions From:
Net investment income	(0.31)		(0.63)	(0.65)	(0.65)	(0.65)	(0.62)
In excess of net investment income	—		—	—	(0.00)*	—	—

Total Distributions	(0.31)		(0.63)	(0.65)	(0.65)	(0.65)	(0.62)

Net Asset Value, End of Period	$12.97		$13.10	$13.22	$12.79	$13.08	$12.40

Total Return(4)	1.37	%‡	3.92%	8.54%	2.76%	11.02%	(2.97)%

Net Assets, End of Period (000s)	$37,575		$41,325	$41,740	$42,917	$45,594	$43,100

Ratios to Average Net Assets:
Expenses(5)	0.75	%(6)†	0.71%	0.72%	0.75%	0.75%	0.68%
Net investment income	4.75	†	4.74	4.98	4.97 (3)	5.08	4.74

Portfolio Turnover Rate	5%		23%	19%	43%	35%	98%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended September 30, 2004 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.95%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.

(6)	The manager has waived part of its fees for the six months ended September 30, 2004. If such fees were not waived and expenses not reimbursed, the effect on expense ratio would have been 0.77%.

*	Amount represents less than $0.01 per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

25 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class B Shares

Georgia Portfolio(1)	2004(2)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$13.07		$13.19	$12.76	$13.07	$12.40	$13.42

Income (Loss) From Operations:
Net investment income	0.27		0.55	0.58	0.58 (3)	0.58	0.56
Net realized and unrealized
gain (loss)	(0.14)		(0.11)	0.43	(0.30) (3)	0.68	(1.03)

Total Income (Loss) From Operations	0.13		0.44	1.01	0.28	1.26	(0.47)

Less Distributions From:
Net investment income	(0.27)		(0.56)	(0.58)	(0.59)	(0.59)	(0.55)
In excess of net investment income	—		—	—	(0.00)*	—	—

Total Distributions	(0.27)		(0.56)	(0.58)	(0.59)	(0.59)	(0.55)

Net Asset Value, End of Period	$12.93		$13.07	$13.19	$12.76	$13.07	$12.40

Total Return(4)	1.00	%‡	3.36%	8.03%	2.12%	10.39%	(3.45)%

Net Assets, End of Period (000s)	$9,038		$10,246	$12,265	$11,544	$11,154	$11,503

Ratios to Average Net Assets:
Expenses(5)	1.30	%(6)†	1.27%	1.26%	1.29%	1.30%	1.30%
Net investment income	4.19	†	4.19	4.45	4.42 (3)	4.56	4.47

Portfolio Turnover Rate	5%		23%	19%	43%	35%	98%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended September 30, 2004 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.41%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.

(6)	The manager has waived part of its fees for the six months ended September 30, 2004. If such fees were not waived and expenses not reimbursed, the effect on expense ratio would have been 1.33%.

*	Amount represents less than $0.01 per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

26 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class C Shares(2)

Georgia Portfolio(1)	2004(3)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$13.05		$13.17	$12.75	$13.05	$12.39	$13.41

Income (Loss) From Operations:
Net investment income	0.27		0.55	0.57	0.57 (4)	0.57	0.56
Net realized and unrealized
gain (loss)	(0.14)		(0.12)	0.42	(0.29) (4)	0.67	(1.04)

Total Income (Loss) From Operations	0.13		0.43	0.99	0.28	1.24	(0.48)

Less Distributions From:
Net investment income	(0.26)		(0.55)	(0.57)	(0.58)	(0.58)	(0.54)
In excess of net investment income	—		—	—	(0.00)*	—	—

Total Distributions	(0.26)		(0.55)	(0.57)	(0.58)	(0.58)	(0.54)

Net Asset Value, End of Period	$12.92		$13.05	$13.17	$12.75	$13.05	$12.39

Total Return(5)	1.05	%‡	3.31%	7.90%	2.15%	10.26%	(3.51)%

Net Assets, End of Period (000s)	$8,434		$9,557	$8,874	$8,205	$7,460	$5,893

Ratios to Average Net Assets:
Expenses(6)	1.34	%(7)†	1.32%	1.33%	1.34%	1.35%	1.33%
Net investment income	4.15	†	4.14	4.38	4.39 (4)	4.48	4.44

Portfolio Turnover Rate	5%		23%	19%	43%	35%	98%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	On April 29, 2004, Class L shares were renamed Class C shares.

(3)	For the six months ended September 30, 2004 (unaudited).

(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.37%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(6)	As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.

(7)	The manager has waived part of its fees for the six months ended September 30, 2004. If such fees were not waived and expenses not reimbursed, the effect on expense ratio would have been 1.36%.

*	Amount represents less than $0.01 per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

27 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class A Shares

Pennsylvania Portfolio(1)	2004(2)		2004	2003		2002		2001		2000

Net Asset Value,
Beginning of Period	$13.05		$13.18	$12.79		$12.89		$12.18		$13.44

Income (Loss) From Operations:
Net investment income	0.31		0.63	0.67		0.69	(3)	0.69		0.67
Net realized and unrealized
gain (loss)	(0.18)		(0.12)	0.40		(0.09)	(3)	0.71		(1.25)

Total Income (Loss) From Operations	0.13		0.51	1.07		0.60		1.40		(0.58)

Less Distributions From:
Net investment income	(0.31)		(0.63)	(0.67)		(0.69)		(0.69)		(0.66)
In excess of net investment income	—		(0.01)	(0.01)		(0.01)		—		—
Net realized gains	—		—	—		—		—		(0.02)

Total Distributions	(0.31)		(0.64)	(0.68)		(0.70)		(0.69)		(0.68)

Net Asset Value, End of Period	$12.87		$13.05	$13.18		$12.79		$12.89		$12.18

Total Return(4)	0.98	%‡	3.90%	8.49%		4.69%		11.84%		(4.31)%

Net Assets, End of Period (000s)	$33,806		$38,126	$34,099		$35,370		$31,203		$27,978

Ratios to Average Net Assets:
Expenses(5)	0.71	%(6)†	0.72%	0.66	%(6)	0.50	%(6)	0.54	%(6)	0.63% (6)
Net investment income	4.75	†	4.74	5.07		5.34	(3)	5.55		5.29

Portfolio Turnover Rate	2%		23%	33%		49%		34%		54%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended September 30, 2004 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.33%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.

(6)	The manager has waived all or part of its fees for the six months ended September 30, 2004 and the years ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the effect on expense ratios would have been as follows:
	Expense Ratios
	Without Fee Waivers and/or
	Expense Reimbursements

	2004	2003	2002	2001	2000

Class A	0.73%	0.72%	0.70%	0.74%	0.75%

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

28 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class B Shares

Pennsylvania Portfolio(1)	2004(2)		2004	2003		2002		2001		2000

Net Asset Value,
Beginning of Period	$13.01		$13.14	$12.76		$12.86		$12.17		$13.42

Income (Loss) From Operations:
Net investment income	0.27		0.55	0.59		0.62	(3)	0.62		0.60
Net realized and unrealized
gain (loss)	(0.19)		(0.11)	0.40		(0.08)	(3)	0.70		(1.24)

Total Income (Loss) From Operations	0.08		0.44	0.99		0.54		1.32		(0.64)

Less Distributions From:
Net investment income	(0.27)		(0.56)	(0.60)		(0.63)		(0.63)		(0.59)
In excess of net investment income	—		(0.01)	(0.01)		(0.01)		—		—
Net realized gains	—		—	—		—		—		(0.02)

Total Distributions	(0.27)		(0.57)	(0.61)		(0.64)		(0.63)		(0.61)

Net Asset Value, End of Period	$12.82		$13.01	$13.14		$12.76		$12.86		$12.17

Total Return(4)	0.63	%‡	3.37%	7.89%		4.22%		11.15%		(4.78)%

Net Assets, End of Period (000s)	$29,217		$33,388	$39,184		$36,108		$29,894		$26,296

Ratios to Average Net Assets:
Expenses(5)	1.26	%(6)†	1.26%	1.20	%(6)	1.03	%(6)	1.08	%(6)	1.15% (6)
Net investment income	4.21	†	4.21	4.54		4.80	(3)	5.01		4.79

Portfolio Turnover Rate	2%		23%	33%		49%		34%		54%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended September 30, 2004 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income and net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.

(6)	The manager has waived all or part of its fees for the six months ended September 30, 2004 and the years ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the effect on expense ratios would have been as follows:
	Expense Ratios
	Without Fee Waivers and/or
	Expense Reimbursements

	2004	2003	2002	2001	2000

Class B	1.28%	1.25%	1.24%	1.28%	1.26%

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

29 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	Class C Shares(2)

Pennsylvania Portfolio(1)	2004(3)		2004	2003		2002		2001		2000

Net Asset Value,
Beginning of Period	$13.00		$13.13	$12.75		$12.85		$12.16		$13.41

Income (Loss) From Operations:
Net investment income	0.27		0.54	0.59		0.62	(4)	0.61		0.59
Net realized and unrealized
gain (loss)	(0.19)		(0.11)	0.40		(0.09)	(4)	0.70		(1.24)

Total Income (Loss) From Operations	0.08		0.43	0.99		0.53		1.31		(0.65)

Less Distributions From:
Net investment income	(0.27)		(0.55)	(0.60)		(0.62)		(0.62)		(0.58)
In excess of net investment income	—		(0.01)	(0.01)		(0.01)		—		—
Net realized gains	—		—	—		—		—		(0.02)

Total Distributions	(0.27)		(0.56)	(0.61)		(0.63)		(0.62)		(0.60)

Net Asset Value, End of Period	$12.81		$13.00	$13.13		$12.75		$12.85		$12.16

Total Return(5)	0.60	%‡	3.32%	7.84%		4.16%		11.08%		(4.83)%

Net Assets, End of Period (000s)	$12,509		$13,107	$13,055		$12,472		$10,381		$8,635

Ratios to Average Net Assets:
Expenses(7)	1.30	%(6)†	1.31%	1.25	%(6)	1.08	%(6)	1.16	%(6)	1.20% (6)
Net investment income	4.16	†	4.15	4.48		4.77	(4)	4.94		4.70

Portfolio Turnover Rate	2%		23%	33%		49%		34%		54%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	On April 29, 2004, Class L shares were renamed Class C shares.

(3)	For the six months ended September 30, 2004 (unaudited).

(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.76%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(6)	As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.

(7)	The manager has waived all or part of its fees for the six months ended September 30, 2004 and the years ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the effect on expense ratios would have been as follows:
	Expense Ratios
	Without Fee Waivers and/or
	Expense Reimbursements

	2004	2003	2002	2001	2000

Class C	1.32%	1.31%	1.28%	1.36%	1.32%

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

30 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Georgia and Pennsylvania Portfolios (“Funds”) are separate investment funds of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company.

The following are significant accounting policies consistently followed by the Funds are in conformity with generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before each Fund calculates its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Futures Contracts — The Funds may enter into futures contracts to the extent permitted by its investment policies and objectives.Upon entering into a futures contract, each Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not cor-

31 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

relate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Portfolio Concentration — Since the Georgia and Pennsylvania Portfolios invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, each Fund is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting the respective state in which it invests.

(d) Investment Transactions and Investment Income — Security transactions are accounted for on trade date. Gains or losses on the sale of securities are calculated by using the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.

(e) Exempt-Interest Dividends and Other Distributions — Dividends and distributions to shareholders are recorded on the ex-dividend date. It is the Funds’ policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

(f ) Class Accounting — Class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each Fund and each class or on another reasonable basis.

(g) Federal Income Taxes — It is each funds’policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. The Funds pay SBFM a management fee calculated at an annual rate of 0.45% of each Fund’s respective average daily net assets. This fee is calculated daily and paid monthly.

32 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2004, SBFM waived a portion of its management fee in the amount of $4,464 and $7,308 for Georgia Portfolio and Pennsylvania Portfolio, respectively. In addition, Georgia Portfolio had an expense reimbursement of $425. This expense limitation can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent and PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2004, the Funds paid transfer agent fees totaling $17,395 to CTB.

The totals for each Fund were as follows:

Transfer
Agent Fees

Georgia Portfolio	$5,950

Pennsylvania Portfolio	11,445

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

On February 2, 2004, sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed as Class C shares.

There is a maximum sales charge of 4.00% for Class A shares.There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2004, CDSCs paid to CGM and sales charges received by CGM were approximately:

	CDSCs	Sales Charges

	Class B	Class A

Georgia Portfolio	$2,000	$10,000

Pennsylvania Portfolio	16,000	20,000

33 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Funds.

3. Investments

During the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Georgia	Pennsylvania
	Portfolio	Portfolio

Purchases	$3,011,770	$1,221,613

Sales	8,327,653	8,756,016

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Georgia	Pennsylvania
	Portfolio	Portfolio

Gross unrealized appreciation	$4,884,622	$4,168,163
Gross unrealized depreciation	(272,269)	(648,863)

Net unrealized appreciation	$4,612,353	$3,519,300

At September 30, 2004, the Funds had the following open futures contracts:

Georgia	Number of	Expiration	Basis	Market	Unrealized
Portfolio	Contracts	Date	Value	Value	Loss

To Sell:
20 Year 6.000%
U.S. Treasury Bond	170	12/04	$18,622,969	$19,077,188	$(454,219)

Pennsylvania	Number of	Expiration	Basis	Market	Unrealized
Portfolio	Contracts	Date	Value	Value	Loss

To Sell:
20 Year 6.000%
U.S. Treasury Bond	250	12/04	$27,386,720	$28,054,688	$(667,968)

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, each Fund pays a service fee with respect to Class A, B and C shares, calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, each Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

34 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Class A	Class B	Class C

Georgia Portfolio	$29,028	$30,780	$31,006

Pennsylvania Portfolio	26,742	99,791	44,418

For the six months ended September 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C

Georgia Portfolio	$4,262	$2,507	$2,006

Pennsylvania Portfolio	4,614	7,671	2,957

For the six months ended September 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C

Georgia Portfolio	$5,766	$3,009	$2,507

Pennsylvania Portfolio	5,014	7,521	3,009

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
Georgia Portfolio	September 30, 2004	March 31, 2004

Net Investment Income
Class A	$901,819	$2,021,225
Class B	194,528	468,304
Class C	179,115	389,582

Total	$1,275,462	$2,879,111

	Six Months Ended	Year Ended
Pennsylvania Portfolio	September 30, 2004	March 31, 2004

Class A
Net investment income	$832,271	$1,774,966
In excess of net investment income	—	37,119

Total	$832,271	$1,812,085

Class B
Net investment income	$638,268	$1,526,834
In excess of net investment income	—	36,469

Total	$638,268	$1,563,303

Class C
Net investment income	$261,776	$542,080
In excess of net investment income	—	13,020

Total	$261,776	$555,100

35 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. Shares of Beneficial Interest

At September 30, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, each Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	September 30, 2004		March 31, 2004

Georgia Portfolio	Shares	Amount	Shares	Amount

Class A
Shares sold	116,580	$1,513,322	500,118	$6,600,431
Shares issued on reinvestment	22,925	296,959	48,832	645,452
Shares reacquired	(396,148)	(5,138,259)	(552,207)	(7,328,648)

Net Decrease	(256,643)	$(3,327,978)	(3,257)	$(82,765)

Class B
Shares sold	8,188	$105,915	95,060	$1,255,701
Shares issued on reinvestment	5,943	76,749	16,609	218,948
Shares reacquired	(99,503)	(1,286,934)	(257,541)	(3,398,718)

Net Decrease	(85,372)	$(1,104,270)	(145,872)	$(1,924,069)

Class C*
Shares sold	10,241	$132,453	113,112	$1,496,206
Shares issued on reinvestment	9,701	125,135	21,337	280,905
Shares reacquired	(99,372)	(1,287,091)	(75,970)	(1,002,889)

Net Increase (Decrease)	(79,430)	$(1,029,503)	58,479	$774,222

Pennsylvania Portfolio

Class A
Shares sold	189,086	$2,450,471	1,160,913	$15,341,833
Shares issued on reinvestment	32,137	414,821	77,337	1,019,400
Shares reacquired	(514,563)	(6,664,653)	(905,771)	(11,912,851)

Net Increase (Decrease)	(293,340)	$(3,799,361)	332,479	$4,448,382

Class B
Shares sold	37,869	$488,180	237,971	$3,140,149
Shares issued on reinvestment	24,725	318,017	60,216	791,144
Shares reacquired	(350,362)	(4,522,230)	(715,094)	(9,408,774)

Net Decrease	(287,768)	$(3,716,033)	(416,907)	$(5,477,481)

Class C*
Shares sold	59,612	$767,525	140,394	$1,844,799
Shares issued on reinvestment	11,437	146,980	23,948	314,324
Shares reacquired	(103,082)	(1,328,032)	(150,659)	(1,981,503)

Net Increase (Decrease)	(32,033)	$(413,527)	13,683	$177,620

* On April 29, 2004, Class L shares were renamed as Class C shares.

36 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Capital Loss Carryforward

On March 31, 2004, the Georgia Portfolio had a net capital loss carryforward of $1,923,000, of which $732,000 expires in 2008, $947,000 expires in 2009 and $244,000 expires in 2012. The Pennsylvania Portfolio had a net capital loss carry-forward of $1,931,000, of which $649,000 expires in 2008, $857,000 expires in 2009, $159,000 expires in 2010 and $266,000 expires in 2012. These amounts will be available to offset like amounts of any future taxable gains.

In addition, the Georgia and Pennsylvania Portfolios had $2,055,441 and $2,000,321 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following year.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange,had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the

37 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds.The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions.The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

38 Smith Barney Muni Funds | 2004 Semi-Annual Report

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SMITH BARNEY
        MUNI FUNDS

TRUSTEES	INVESTMENT MANAGER
Lee Abraham	Smith Barney Fund
Allan J. Bloostein	Management LLC
Jane F. Dasher
Donald R. Foley	DISTRIBUTOR
R. Jay Gerken, CFA	Citigroup Global Markets Inc.
Chairman
Richard E. Hanson, Jr.	CUSTODIAN
Paul Hardin	State Street Bank and
Roderick C. Rasmussen	Trust Company
John P. Toolan
TRANSFER AGENT
OFFICERS	Citicorp Trust Bank, fsb.
R. Jay Gerken, CFA	125 Broad Street, 11th Floor
President and	New York, New York 10004
Chief Executive Officer
SUB-TRANSFER AGENT
Andrew B. Shoup	PFPC Inc.
Senior Vice President and	P.O. Box 9699
Chief Administrative Officer	Providence, Rhode Island
02940-9699
Robert J. Brault
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer
and Chief Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Muni Funds

Georgia Portfolio Pennsylvania Portfolio The Funds are separate investment funds of the Smith Barney Muni Funds, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds — Georgia and Pennsylvania Portfolios, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MUNI FUNDS

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

©2004 Citigroup Global Markets Inc. Member NASD, SIPC FD01563 11/04 04-7397

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:   /s/ R. Jay Gerken
      R. Jay Gerken
            Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 8, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 8, 2004

By:   /s/ Robert J. Brault
      Robert J. Brault
      Chief Financial Officer of
            Smith Barney Muni Funds

Date: December 8, 2004